Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gain (losses) on sale from securitization and loan sales	¥ 16,342	¥ 12,702
Installment Loans
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 475,904	¥ 394,688	¥ 280,350